Financial Liabilities at Amortised Cost (Details) - Schedule of Senior Bonds by Currency - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	$ 8,133,275	$ 8,001,045
Senior bonds
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	8,067,274	7,925,385
Senior bonds | Santander bonds in UF
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	3,830,030	3,632,979
Senior bonds | Santander bonds in USD
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	1,971,887	2,424,045
Senior bonds | CHF
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	866,942	637,203
Senior bonds | Santander bonds in Ch$
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	827,738	619,386
Senior bonds | Santander bonds in AUD
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	93,244	116,515
Senior bonds | Current bonds in JPY
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	296,831	323,922
Senior bonds | Santander bonds in EUR
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	$ 180,602	$ 171,335